Neuberger Berman Advisers Management Trust®
U.S. Equity Index PutWrite Strategy Portfolio, Class I and Class S
Supplement to the Summary Prospectuses and Prospectuses, each dated May 1, 2018

This supplement describes important changes affecting U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”), a series of Neuberger Berman Advisers Management Trust.  If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC at 800-877-9700.

Change in the Fund’s Broad-Based Securities Market Index and Addition of Secondary Index

Effective immediately, the Fund is replacing its broad-based securities market index, the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index, with the 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index.  In addition, the Fund is adding the 85% S&P 500 Index/15% Russell 2000 Index as a secondary performance benchmark.

Effectively immediately, the Fund’s Summary Prospectuses and Prospectuses are revised as follows:

(a) The following disclosure is added above the row relating to the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index in the table entitled “Average Annual Total % Returns as of 12/31/17” in the “Performance” section of the Fund’s Summary Prospectuses and Prospectuses:

	1 Year	Since Inception (05/01/2014)
42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index*	10.38%	6.09%

(b) The following disclosure is added below the row relating to the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index in the table entitled “Average Annual Total % Returns as of 12/31/17” in the “Performance” section of the Fund’s Summary Prospectuses and Prospectuses:

	1 Year	Since Inception (05/01/2014)
85% S&P 500 Index/15% Russell 2000 Index	20.76%	12.09%

(c) The following disclosure is added as a footnote directly below the table entitled “Average Annual Total % Returns as of 12/31/17” in the “Performance” section of the Fund’s Summary Prospectuses and Prospectuses:

*On February 28, 2019, the Fund began comparing its performance to the 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index rather than the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index because the Manager believes 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index is a fairer representation of the Fund’s investment universe.

(d) The following disclosure is added to the section of the Fund’s Prospectuses entitled “Descriptions of Indices”:

The CBOE Russell 2000® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday.

The CBOE S&P 500® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday.

The Russell 2000® Index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000® Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June.

The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.

The 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index blended index is composed of 42.5% CBOE S&P 500 One-Week PutWrite Index (described above), 42.5% CBOE S&P 500 PutWrite Index (described above), 7.5% CBOE Russell 2000 One-Week PutWrite Index (described above) and 7.5% CBOE Russell 2000 PutWrite Index (described above) and is rebalanced monthly.

The 85% S&P 500® Index/15% Russell 2000® Index blended index is composed of 85% S&P 500® Index (described above) and 15% Russell 2000® Index (described above), and is rebalanced monthly.

The date of this supplement is February 28, 2019.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com